Discontinued operations	12 Months Ended
Dec. 31, 2017
Discontinued operations [Abstract]
Discontinued operations
3.	Discontinued operations

(a)	Disposal of Xunlei Kankan

In July 2015, the Company completed the divesture of the Company’s entire stake in its online video streaming platform, Xunlei Kankan to Beijing Nesound International Media Corp., Ltd. (“Nesound”), an independent third party. The total sales price was RMB 130,000,000 (equivalent to approximately USD 19,896,000) (note 7). The disposal is due to a shift of strategy focusing on the Group’s most competitive operations.

Assets and liabilities related to Xunlei Kankan were reclassified as assets/liabilities held for sale as of December 31, 2014, while results of operations related to Xunlei Kankan, including comparatives, were reported as loss from discontinued operations.

Results of the discontinued operation

USD (In thousands)	2015	2016	2017
Revenues, net of rebates and discounts	15,677	—	—
Business taxes and surcharges	(447)	—	—
Net revenues	15,230	—	—
Cost of revenues	(13,240)	—	—
Gross profit	1,990	—	—
Operating expenses			—
Research and development expenses	(3,245)	5	—
Sales and marketing expenses	(7,384)	(27)	—
General and administrative expenses	(3,051)	(221)	—
Total operating expenses	(13,680)	(243)	—
Net gain from exchanges of content copyrights	137	—	—
Operating loss	(11,553)	(243)	—
Gain on disposal of Kankan	1,505	—	—
Income tax credit/(expenses)	(2,048)	36	—
Loss from discontinued operations	(12,096)	(207)	—

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2015	2016	2017
Net cash used in operating activities	(1,554)	(215)	—
Net cash generated from investing activities	9,135	—	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	7,581	(215)	—

The disposal of the online video streaming platform was completed on July 15, 2015 and a gain of USD 1,505,000 was recognized.

(b)	Disposal of web game business

In December 2017, the Company signed a contract (“Disposal Agreement”) to divest its web game business, a major line of the Group’s online game business, to Shenzhen Xunyi Network Technology Corp., Ltd. (“Buyer”), a company operated by a few former core members of Xunlei’s web game business. The total sales price was RMB 4,180,000 (equivalent to approximately USD 640,000). The disposal is due to a shift of strategy to allow the Group better manage its internal resources, including internal traffic referral and corporate allocation.

As part of the disposal and according to the Disposal Agreement, Xunlei agreed to assist the Buyer to collect and pay certain receivables and payables of the web game business for a period of no longer than one year after the completion of disposal. In addition, the Buyer agreed to enter into business cooperation services with Xunlei, including purchase of advertising services for not less than RMB 8,000,000 (equivalent to approximately USD 1,225,000) in the next 24 months, after signing the Disposal Agreement, under a separate negotiated term. Relevant business cooperation agreements have been signed in January 2018 at market term.

Assets and liabilities related to web game business were reclassified as assets/liabilities held for sale as of December 31, 2017, while results of operations related to web game, including comparatives, were reported as income from discontinued operations. Internal traffic referral and corporate allocation is not included in results of discontinued operation.

Results of the discontinued operation

USD (In thousands)	2015	2016	2017
Revenues, net of rebates and discounts	25,160	15,981	11,428
Business taxes and surcharges	(45)	(25)	(27)
Net revenues	25,115	15,956	11,401
Cost of revenues	(785)	(391)	(522)
Gross profit	24,330	15,565	10,879
Operating expenses
Research and development expenses	(2,488)	(3,192)	(2,217)
Sales and marketing expenses	(2,631)	(4,180)	(1,025)
General and administrative expenses	(155)	(159)	(99)
Total operating expenses	(5,274)	(7,531)	(3,341)
Operating income	19,056	8,034	7,538
Income tax expenses	(2,859)	(1,204)	(1,131)
Income from discontinued operations	16,197	6,830	6,407

Assets and liabilities of the discontinued operation

USD (In thousands)	2016	2017
Property and equipment, net	20	26
Total assets held for sale	20	26

Deferred revenue, current portion	1,338	822
Total liabilities held for sale	1,338	822

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2015	2016	2017
Net cash generated from operating activities	15,286	5,492	5,585
Net cash used in investing activities	(1)	(12)	(13)
Net cash used in financing activities	—	—	—
Net cash flow for the year	15,285	5,480	5,572

(c)	Results of discontinued operations

The disposal of the web game business was completed in January 2018 resulting in a disposal gain of approximately USD 1,400,000.

Results of the discontinued operation
USD (In thousands)	2015	2016	2017
Operating loss of Xunlei Kankan	(11,553)	(243)	—
Gain on disposal of Kankan	1,505	—	—
Operating income of web game business	19,056	8,034	7,538
Total income from discontinued operations before income tax	9,008	7,791	7,538
Xunlei Kankan - Income tax (expenses)/benefit	(2,048)	36	—
Web game business - Income tax expenses	(2,859)	(1,204)	(1,131)
Total income tax expense from discontinued operations	(4,907)	(1,168)	(1,131)
Total net profit from discontinued operations	4,101	6,623	6,407